BALANCE SHEET DETAILS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet Details [Line Items]
Prepaid Expense and Other Assets, Current	$ 215,186	$ 520,620
Accrued Liabilities, Current	292,395	18,746
Due to Related Parties, Current	247,967	243,525
Prepaid Expenses [Member]
Balance Sheet Details [Line Items]
Prepaid Expense and Other Assets, Current	91,853	409,710
Deferred Financing Costs [Member]
Balance Sheet Details [Line Items]
Prepaid Expense and Other Assets, Current	109,233	46,909
Other Current Assets [Member]
Balance Sheet Details [Line Items]
Prepaid Expense and Other Assets, Current	14,100	64,001
Accrued Compensation And Related Benefits [Member]
Balance Sheet Details [Line Items]
Accrued Liabilities, Current	266,407	18,746
Series D Convertible Preferred Dividend [Member]
Balance Sheet Details [Line Items]
Accrued Liabilities, Current	25,987	0
Accrued Interest [Member]
Balance Sheet Details [Line Items]
Due to Related Parties, Current	25,884	21,442
Promissory Notes Payable [Member]
Balance Sheet Details [Line Items]
Due to Related Parties, Current	$ 222,083	$ 222,083